Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended	3 Months Ended	11 Months Ended		12 Months Ended				13 Months Ended	15 Months Ended	23 Months Ended		24 Months Ended			25 Months Ended	27 Months Ended	35 Months Ended		36 Months Ended			37 Months Ended	39 Months Ended	47 Months Ended		48 Months Ended			49 Months Ended	51 Months Ended	59 Months Ended		60 Months Ended			61 Months Ended	63 Months Ended	71 Months Ended		72 Months Ended			73 Months Ended	75 Months Ended	83 Months Ended		84 Months Ended			85 Months Ended	87 Months Ended	95 Months Ended		96 Months Ended	99 Months Ended	107 Months Ended		108 Months Ended	111 Months Ended	119 Months Ended	120 Months Ended
	Oct. 31, 2018	Oct. 31, 2018	Sep. 28, 2018	Dec. 09, 2016	Aug. 05, 2016	Dec. 04, 2015	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000202742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			$ 10,000					$ 9,268								$ 10,517							$ 11,583							$ 16,666							$ 13,922							$ 15,092							$ 20,803							$ 25,117
C000033987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							$ 10,000								$ 10,399							$ 12,859							$ 13,668							$ 15,470							$ 16,985							$ 24,373							$ 20,300					$ 21,935				$ 30,147			$ 36,303
C000014611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,424							12,926							13,769							15,624							17,201							24,743							20,659					22,378				30,832			37,215
C000079551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								10,407							12,882							13,701							15,521							17,060							24,505							20,432					22,103				30,402			36,644
C000162542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						$ 10,000					$ 10,338								$ 12,803			12,392				$ 13,627							$ 15,433							$ 16,972							$ 24,381							$ 20,336							$ 22,014				$ 30,295			$ 36,556
C000033988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,425								9,801							12,113							12,869							14,561							15,983							22,927							19,098					20,636				28,353			34,132
C000162543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					10,354								12,777							13,686							15,618							17,104							24,396							20,800							22,869				31,503			38,194
C000014612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,447							12,908							13,846							15,822							17,353							24,782							21,160					23,294				32,124			38,997
C000014613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,419							12,841							13,736							15,660							17,133							24,404							20,785					22,822				31,401			38,022
C000014625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,422							13,304							13,536							14,176							14,153							21,284							17,318					15,825				21,160			24,135
C000014624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,448							13,375							13,640							14,319							14,330							21,603							17,624					16,138				21,643			24,759
C000162544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					10,233								13,086							13,327							13,972							13,956							21,014							17,120							15,655				20,946			23,956
C000162545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					9,833								12,161							11,291							12,550							11,724							15,694							12,069							13,909				16,986			20,927
C000079552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								9,736							12,041							11,176							12,411							11,591							15,516							11,932					13,747				16,780			20,669
C000014626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								9,752							12,076							11,226							12,487							11,682							15,659							12,058					13,907				17,010			20,981
C000014627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								9,723							12,013							11,137							12,363							11,532							15,422							11,844					13,631				16,622			20,460
C000202745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					9,208								10,249							9,592							12,863							9,909							11,440							13,991							17,269
C000202746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					9,071								10,104							11,236							16,060							13,141							15,188							21,680							25,459
C000014632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,211							12,778							13,467							14,904							16,469							23,379							19,012					21,835				30,945			36,125
C000014631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,232							12,843							13,564							15,048							16,674							23,732							19,335					22,271				31,652			37,039
C000079554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								10,216							12,802							13,509							14,960							16,555							23,522							19,141					22,005				31,237			36,479
C000162547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					10,063								12,610							13,312							14,753							16,333							23,230							18,912							21,744				30,880			36,115
C000033989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,426								9,619							12,035							12,674							14,018							15,490							21,990							17,872					20,526				29,096			33,935
C000033990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,424								9,820							12,123							12,721							14,566							16,036							23,056							19,219					20,396				27,553			32,395
C000162548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					10,401								12,876							13,539							15,534							17,141							24,691							20,615							21,920				29,645			34,952
C000079555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								10,437							12,898							13,552							15,533							17,127							24,643							20,559					21,838				29,529			34,773
C000014633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,452							12,939							13,608							15,626							17,260							24,876							20,784					22,118				29,958			35,328
C000014634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,423							12,873							13,511							15,468							17,046							24,503							20,425					21,679				29,288			34,446
C000202750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					9,131								9,694							9,780							13,317							10,020							11,558							13,897							17,470
C000014646 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								9,749							12,342							10,706							11,289							11,300							15,287							11,417					13,088				15,626			19,495
C000014645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								9,779							12,408							10,790							11,408							11,445							15,519							11,618					13,348				15,980			20,000
C000079565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								9,763							12,376							10,742							11,336							11,365							15,378							11,497					13,192				15,772			19,701
C000162558 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					9,932								12,599							10,941							11,538							11,577							15,677							11,722							13,458				16,088			20,112
C000033996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,429								9,183							11,630							10,081							10,609							10,612							14,332							10,703					12,265				14,634			18,240
C000014649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,427								9,969							11,698							11,449							12,585							11,602							17,041							15,851					16,336				21,419			23,879
C000162560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					10,541								12,400							12,170							13,408							12,390							18,250							17,004							17,562				23,072			25,794
C000079567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								10,593							12,456							12,206							13,439							12,410							18,250							16,995					17,539				23,029			25,723
C000014648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,602							12,486							12,257							13,511							12,496							18,409							17,165					17,751				23,340			26,103
C000014650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,580							12,427							12,165							13,386							12,342							18,144							16,875					17,400				22,825			25,463
C000202751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					9,207								10,189							9,456							13,990							13,103							13,600							17,953							20,157
C000014653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								9,652							12,180							12,429							14,368							18,091							24,771							15,373					15,412				19,000			21,736
C000014651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								9,678							12,241							12,521							14,515							18,312							25,147							15,637					15,719				19,438			22,283
C000079568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								9,665							12,206							12,466							14,424							18,178							24,925							15,474					15,528				19,175			21,951
C000162561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					9,574								12,103							12,372							14,335							18,075							24,809							15,407							15,473				19,102			21,888
C000014652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,424								9,090							11,463							11,691							13,510							16,995							23,271							14,442					14,467				17,841			20,383
C000014655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,424								9,886							11,536							11,259							12,043							10,312							15,433							14,583					13,837				18,550			19,731
C000162562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					10,556								12,337							12,069							12,936							11,103							16,651							15,753							14,972				20,127			21,443
C000079569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								10,509							12,276							12,005							12,859							11,033							16,532							15,629					14,850				19,950			21,255
C000014654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,521							12,313							12,052							12,935							11,109							16,677							15,796					15,029				20,225			21,581
C000014656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,497							12,253							11,968							12,807							10,977							16,432							15,521					14,733				19,780			21,051
C000202752 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					8,998								9,518							8,756							14,248							12,531							11,915							16,492							19,161
C000014659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,230							13,125							13,204							13,882							12,687							20,507							17,912					16,912				23,271			26,859
C000014657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,259							13,197							13,309							14,020							12,849							20,818							18,233					17,258				23,803			27,546
C000079570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								10,238							13,153							13,242							13,941							12,746							20,636							18,040					17,050				23,482			27,131
C000162563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					10,007								12,860							12,968							13,649							12,494							20,235							17,708							16,751				23,091			26,717
C000014658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,427								9,640							12,358							12,434							13,063							11,939							19,292							16,848					15,900				21,865			25,218
C000162564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					10,109								13,086							14,459							16,902							21,803							31,163							23,456							27,852				39,997			52,136
C000014660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,229							13,253							14,667							17,165							22,167							31,723							23,905					28,414				40,848			53,286
C000014661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,202							13,184							14,551							16,987							21,886							31,246							23,486					27,850				39,927			51,963
C000014663 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,606							12,453							12,787							14,174							13,081							18,742							17,383					17,361				22,666			25,118
C000014662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,637							12,515							12,887							14,321							13,245							19,032							17,701					17,717				23,191			25,764
C000162565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					10,587								12,448							12,793							14,199							13,116							18,817							17,479							17,473				22,847			25,353
C000033280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,422								9,350							12,140							13,472							15,256							20,145							27,592							18,699					22,924				32,124			40,700
C000162568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					9,753								12,681							14,100							16,010							21,185							29,077							19,735							24,244				34,039			43,246
C000079573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								9,945							12,928							14,364							16,295							21,546							29,557							20,049					24,599				34,509			43,787
C000033282 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								9,963							12,970							14,437							16,400							21,720							29,834							20,264					24,910				35,003			44,494
C000033281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								9,929							12,891							14,313							16,224							21,429							29,355							19,896					24,394				34,194			43,344
C000202757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value		$ 9,016	10,000										$ 10,287								$ 13,676							$ 18,854						$ 12,858								$ 15,873						$ 22,397								$ 28,573
C000202763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					9,341								11,311							12,568							12,986							8,939							10,209							12,330							15,775
C000090851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,747							14,417							11,731							14,072							15,471							15,836							10,793					12,207				14,558			18,435
C000090853 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,773							14,495							11,817							14,193							15,618							15,999							10,930					12,358				14,793			18,758
C000090852 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								10,757							14,449							11,758							14,108							15,518							15,870							10,828					12,238				14,620			18,530
C000162588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					10,991								14,777							12,046							14,468							15,924							16,288							11,114							12,562				15,025			19,034
C000090850 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,425								10,105							13,545							11,000							13,161							14,436							14,725							10,018					11,294				13,464			17,025
C000090854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,427								10,257							12,969							11,274							12,532							13,544							15,619							10,748					11,844				14,553			18,662
C000162589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					11,290								14,307							12,467							13,903							15,055							17,404							11,995							13,234				16,296			20,952
C000090856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								10,912							13,810							12,029							13,415							14,516							16,779							11,567					12,769				15,733			20,205
C000090857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								10,925							13,860							12,093							13,496							14,634							16,943							11,693					12,923				15,950			20,516
C000090855 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								10,892							13,779							11,989							13,360							14,437							16,682							11,490					12,661				15,581			19,999
C000202764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					9,168								10,256							11,138							12,920							8,939							9,894							12,224							15,746
C000202765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value	$ 8,868													$ 10,076						$ 12,043							$ 15,659								$ 10,901						$ 11,267								$ 13,621						$ 16,305
C000124965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								9,802							12,717							11,783							13,287							15,761							20,352							14,069					14,425				17,303			20,538
C000124962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								9,818							12,771							11,868							13,392							15,915							20,564							14,237					14,620				17,575			20,912
C000124963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								9,810							12,732							11,818							13,324							15,814							20,411							14,107					14,474				17,368			20,642
C000162599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					9,733								12,650							11,743							13,251							15,724							20,297							14,039							14,403				17,304			20,574
C000124964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,422								9,211							11,924							11,040							12,421							14,689							18,892							13,031					13,345				15,989			18,956
C000145610 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,600								10,906							11,918							11,228							12,973							12,988							13,976							10,856					12,012				14,330			15,990
C000162600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					11,505								12,614							11,913							13,819							13,855							14,951							11,637							12,916				15,430			17,297
C000145609 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								11,378							12,462							11,750							13,611							13,650							14,707							11,441					12,674				15,137			16,937
C000145608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								11,393							12,496							11,799							13,686							13,746							14,832							11,558					12,843				15,361			17,218
C000145611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								11,369							12,440							11,728							13,558							13,582							14,639							11,388					12,608				15,047			16,827
C000202766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					9,808								11,448							11,561							12,561							9,842							11,005							13,243							14,935
C000158757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value							10,000								9,816							12,083							11,150							12,532							11,770							15,939							12,169					14,064				17,130			20,719
C000158754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value							10,000								9,835							12,145							11,220							12,653							11,916							16,169							12,375					14,336				17,512			21,226
C000158755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value							10,000								9,828							12,111							11,184							12,587							11,833							16,032							12,242					14,172				17,273			20,902
C000162604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value						10,000					9,865								12,156							11,234							12,662							11,907							16,146							12,343							14,280				17,427			21,117
C000158756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value							9,426								9,245							11,360							10,465							11,770							11,043							14,937							11,394					13,172				16,035			19,366
C000171519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value					$ 9,597				$ 9,463								$ 9,721							$ 9,686							$ 10,786							$ 10,999							$ 10,925							$ 9,504							$ 9,861				$ 10,847				$ 11,394
C000171516 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value					10,000				9,870								10,164							10,159							11,337							11,598							11,552							10,096							10,495				11,577				12,195
C000171518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value					10,000				9,870								10,148							10,143							11,308							11,550							11,502							10,019							10,411				11,481				12,084
C000171517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value					10,000				9,870								10,158							10,165							11,348							11,620							11,590							10,116							10,532				11,625				12,258
C000171520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value					10,000				9,860								10,135							10,116							11,265							11,505							11,439							9,955							10,345				11,394				11,971
C000202768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					9,969								11,209							11,540							11,573							10,158							10,645							11,825							12,539
C000202769 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					9,008								10,065							9,968							16,298							14,129							13,998							19,489							23,150
C000171521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value					10,000				9,620								12,359							13,079							14,503							14,257							23,144							19,920							19,608				27,094				31,947
C000171523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value					10,000				9,630								12,406							13,152							14,626							14,409							23,453							20,232							19,970				27,660				32,687
C000171524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value					10,000				9,620								12,379							13,108							14,554							14,321							23,264							20,039							19,736				27,292				32,220
C000171522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value					10,000				9,620								12,392							13,159							14,630							14,404							23,416							20,182							19,884				27,512				32,510
C000171525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value					9,425				9,067								11,625							12,296							13,608							13,368							21,660							18,634							18,331				25,303				29,831
C000175456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class A at maximum sales charge (Offering Price)
Accumulated Value				$ 9,425						$ 12,131								$ 10,196							$ 10,869							$ 10,225							$ 13,781							$ 10,100							$ 10,967							$ 13,678				$ 17,633
C000175453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class I Shares at NAV
Accumulated Value				10,000						12,892								10,883							11,641							10,993							14,872							10,935							11,925							14,927				19,303
C000175455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Premier Class Shares at NAV
Accumulated Value				10,000						12,892								10,890							11,636							10,972							14,820							10,888							11,852							14,814				19,120
C000175454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class R6 Shares at NAV
Accumulated Value				10,000						12,914								10,896							11,663							11,021							14,923							10,976							11,971							14,987				19,385
C000175457 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Retirement Class Shares at NAV
Accumulated Value				10,000						12,882								10,847							11,592							10,935							14,762							10,833							11,792							14,717				18,995
C000202770 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Class W Shares at NAV
Accumulated Value			10,000					8,989								9,694							9,212							12,557							9,307							10,230							12,896							16,795
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000® Index
Accumulated Value			10,000		10,000	10,000	10,000	9,264	9,778		10,335				10,424	10,513	12,123		12,814			12,924	11,580	12,923		13,659			13,776	16,664	14,666		15,502			15,635	13,911	16,154		17,075			17,221	15,077	23,246		24,570			24,782	20,785	19,406		20,512			20,688	25,110	21,032		22,231	22,422	28,994		30,646	30,910	35,029	37,024	37,343
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500® Index
Accumulated Value			10,000			10,000	10,000	9,316			10,360				10,451	10,651			12,808			12,921	11,685			13,749			13,870	16,700			15,719			15,857	14,260			17,245			17,397	15,706			24,646			24,862	21,678			21,045			21,230	26,328			23,179	23,383			31,992	32,272		38,855	39,196
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE® Index (Net)
Accumulated Value			10,000			10,000	10,000	9,204			9,883				9,677	10,221			12,199			11,945	9,519			11,363			11,127	12,773			12,617			12,355	9,835			11,751			11,507	11,251			15,768			15,441	13,835			12,142			11,889	17,022			13,890	13,602			17,080	16,725		21,014	20,578
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000® Index
Accumulated Value		9,292	10,000			10,000	10,000	9,292			10,346		10,607		10,426	10,607			12,795		11,760	12,893	11,760			13,688		16,877	13,793	16,877			15,625	14,113		15,745	14,113			17,323		15,451	17,456	15,451			24,861	21,333		25,051	21,333			20,789		25,842	20,948	25,842			22,760	22,935			31,425	31,665		38,067	38,358
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI Emerging Markets Index (Net)
Accumulated Value			10,000			10,000	10,000	9,129			11,397				10,927	10,212			14,412			13,817	11,054			12,608			12,088	12,929			14,103			13,521	8,918			15,267			14,636	9,881			17,856			17,119	12,382			12,316			11,807	15,838			13,646	13,083			17,101	16,394		21,874	20,971
MSCI All Country World ex USA Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World ex USA Growth Index (Net)
Accumulated Value	$ 9,064					10,000	10,000				10,167			$ 10,574	10,013				12,684	$ 11,783		12,491				11,572	$ 14,461		11,397				13,501		$ 9,979	13,296				15,044	$ 10,896		14,815				18,464		$ 13,639	18,183				12,741	$ 16,608		12,548				13,912	13,701			17,414	17,150		21,205	20,883
J P Morgan Emerging Markets Bond Index EMBI Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified
Accumulated Value			10,000			10,000	10,000	9,784			11,250				11,170	11,188			11,961			11,876	11,298			11,436			11,355	11,797			13,077			12,984	8,943			13,205			13,111	9,691			13,788			13,690	11,451			10,453			10,379	12,912			11,327	11,246			13,384	13,289		15,092	14,985
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate Bond Index
Accumulated Value			10,000		10,000			9,888	9,787							10,831	9,902						11,442	9,699						11,299	10,625						8,951	11,223						9,104	11,084						9,973	8,780						10,540	8,931				9,783				10,339
MSCI All Country World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World ex USA Index (Net)
Accumulated Value			10,000	10,000				9,187		12,318						10,222		11,303					9,955		12,576					12,908		12,248					9,716		15,881					10,889		11,954					13,538		13,397					16,913		16,657				20,810
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000® Index
Accumulated Value			10,000			10,000	10,000	8,914			10,207				10,411	9,351			13,049			13,311	9,338			13,291			13,557	14,082			13,943			14,222	11,471			13,924			14,203	10,489			20,998			21,418	14,063			17,104			17,447	16,090			15,639	15,953			20,969	21,388		23,991	24,471
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000® Value Index
Accumulated Value			10,000			10,000	10,000	9,482			10,594				10,637	10,545			12,477			12,528	9,748			12,856			12,909	14,013			14,297			14,356	13,032			13,216			13,270	13,050			18,999			19,077	17,092			17,669			17,742	18,998			17,693	17,766			23,173	23,269		25,757	25,863
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap® Growth Index
Accumulated Value						10,000	10,000				10,014				10,040				12,643			12,675				13,419			13,454				15,959			16,001				19,333			19,382				26,955			27,024				19,154			19,204				19,796	19,847			27,451	27,522		32,829	32,914
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap® Value Index
Accumulated Value						10,000	10,000				10,808				10,784				12,658			12,630				12,679			12,650				13,956			13,925				12,988			12,959				19,300			19,257				17,336			17,298				16,719	16,681			22,409	22,359		24,170	24,116
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000® Growth Index
Accumulated Value		$ 9,106	10,000			$ 10,000	10,000				$ 10,117		$ 10,663		10,228				$ 13,123		$ 13,779	13,267				$ 14,529		$ 19,732	14,688				$ 17,013	$ 14,879		17,200				$ 21,985		$ 17,698	22,226				$ 31,484	$ 25,444		31,830				$ 23,740		$ 33,211	24,001				$ 28,239	28,549			$ 40,598	41,044		$ 52,990	53,572
MSCI All Country World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World ex USA Index
Accumulated Value							$ 10,000								$ 10,022							$ 12,392							$ 11,370							$ 12,652							$ 12,321							$ 15,976							$ 12,025					$ 13,477				$ 16,757			$ 20,934
Bloomberg Global Aggregate ex USD Index Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Global Aggregate ex‑USD Index (Hedged)
Accumulated Value			10,000		10,000			10,029	9,905							11,020	10,035						11,321	10,233						11,178	11,245						10,169	11,552						10,418	11,406						11,384	10,377						11,895	10,630				11,616				12,138
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2500™ Index
Accumulated Value			10,000		$ 10,000			8,985	$ 9,682							9,779	$ 12,071						9,986	$ 12,409						14,923	$ 13,507						12,299	$ 13,793						11,730	$ 20,611						15,611	$ 16,987						17,474	$ 16,202				$ 21,561				$ 24,135
MSCI ACWI ex USA Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex USA Small Cap Index (Net)
Accumulated Value			$ 10,000	$ 10,000				$ 9,027		$ 12,661						$ 9,819		$ 11,429					$ 9,826		$ 12,431					$ 13,642		$ 12,440					$ 9,856		$ 17,271					$ 10,724		$ 12,478					$ 13,269		$ 13,578					$ 16,266		$ 16,800				$ 20,593